Derivative financial instruments - Disclosure of hedged items in fair value hedges (Details) - Derivatives designated as fair value hedges - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Liabilities
Total hedged items	£ 7,235	£ (2,575)
Accumulated fair value adjustment included in carrying amount	(3,333)	(2,296)
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship	(1,410)	(1,754)
Change in fair value used as a basis to determine ineffectiveness	(1,292)	(167)
Hedge ineffectiveness recognised in the income statement	206	164
Hedged assets
Assets
Carrying amount, hedged assets	76,805	62,159
Accumulated fair value adjustment included in carrying amount, assets	(6,716)	(5,401)
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship, assets	(2,222)	(2,788)
Liabilities
Change in fair value used as a basis to determine ineffectiveness	(1,617)	1,295
Hedge ineffectiveness recognised in the income statement	249	188
Hedged assets | Debt securities at amortised cost | Interest rate risk
Assets
Carrying amount, hedged assets	8,223	2,390
Accumulated fair value adjustment included in carrying amount, assets	(47)	(24)
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship, assets	8	(21)
Liabilities
Change in fair value used as a basis to determine ineffectiveness	62	49
Hedge ineffectiveness recognised in the income statement	69	21
Hedged assets | Debt securities at amortised cost | Inflation risk
Assets
Carrying amount, hedged assets	10,100	8,119
Accumulated fair value adjustment included in carrying amount, assets	(1,400)	(836)
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship, assets	(37)	(57)
Liabilities
Change in fair value used as a basis to determine ineffectiveness	(575)	(30)
Hedge ineffectiveness recognised in the income statement	(40)	(26)
Hedged assets | Financial assets at fair value through other comprehensive income | Interest rate risk
Assets
Carrying amount, hedged assets	47,293	42,420
Accumulated fair value adjustment included in carrying amount, assets	(1,381)	(1,392)
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship, assets	(423)	(667)
Liabilities
Change in fair value used as a basis to determine ineffectiveness	(126)	1,244
Hedge ineffectiveness recognised in the income statement	226	197
Hedged assets | Financial assets at fair value through other comprehensive income | Inflation risk
Assets
Carrying amount, hedged assets	8,477	5,237
Accumulated fair value adjustment included in carrying amount, assets	(254)	(202)
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship, assets	(86)	(176)
Liabilities
Change in fair value used as a basis to determine ineffectiveness	(113)	(84)
Hedge ineffectiveness recognised in the income statement	(35)	(10)
Loans and advances | Loans and advances at amortised cost | Interest rate risk
Assets
Carrying amount, hedged assets	2,394	3,543
Accumulated fair value adjustment included in carrying amount, assets	(3,853)	(3,193)
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship, assets	(1,786)	(1,867)
Liabilities
Change in fair value used as a basis to determine ineffectiveness	(848)	113
Hedge ineffectiveness recognised in the income statement	22	11
Loans and advances | Loans and advances at amortised cost | Inflation risk
Assets
Carrying amount, hedged assets	318	450
Accumulated fair value adjustment included in carrying amount, assets	219	246
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship, assets	102	0
Liabilities
Change in fair value used as a basis to determine ineffectiveness	(17)	3
Hedge ineffectiveness recognised in the income statement	7	(5)
Hedged liabilities
Liabilities
Carrying amount, hedged liabilities	(69,570)	(64,734)
Accumulated fair value adjustment included in carrying amount, liabilities	3,383	3,105
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship, liabilities	812	1,034
Change in fair value used as a basis to determine ineffectiveness	325	(1,462)
Hedge ineffectiveness recognised in the income statement	(43)	(24)
Debt securities at amortised cost | Interest rate risk
Liabilities
Carrying amount, hedged liabilities	(50,209)	(43,763)
Accumulated fair value adjustment included in carrying amount, liabilities	2,747	2,450
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship, liabilities	775	968
Change in fair value used as a basis to determine ineffectiveness	333	(1,193)
Hedge ineffectiveness recognised in the income statement	(49)	(35)
Subordinated liabilities | Interest rate risk
Liabilities
Carrying amount, hedged liabilities	(10,765)	(9,772)
Accumulated fair value adjustment included in carrying amount, liabilities	648	666
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship, liabilities	38	61
Change in fair value used as a basis to determine ineffectiveness	(4)	(234)
Hedge ineffectiveness recognised in the income statement	8	10
Deposits at amortised cost from banks and customers | Interest rate risk
Liabilities
Carrying amount, hedged liabilities	(8,596)	(10,766)
Accumulated fair value adjustment included in carrying amount, liabilities	(12)	(18)
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship, liabilities	(1)	(2)
Change in fair value used as a basis to determine ineffectiveness	(4)	(31)
Hedge ineffectiveness recognised in the income statement	(2)	(2)
Repurchase agreements and other similar secured borrowing at amortised cost | Interest rate risk
Liabilities
Carrying amount, hedged liabilities	0	(433)
Accumulated fair value adjustment included in carrying amount, liabilities	0	7
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship, liabilities	0	7
Change in fair value used as a basis to determine ineffectiveness	0	(4)
Hedge ineffectiveness recognised in the income statement	£ 0	£ 3